Shareholder's Equity (Details) - Ordinary Shares [Member] - shares	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholder's Equity [Line Items]
Ordinary shares, shares authorized	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued	112,824,184	112,824,184	112,824,184
Ordinary shares, vote per share	1
Ordinary shares, right to dividends	1
Redeemable A Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares, shares issued	4,000,000
Redeemable B Shares [Member]
Shareholder's Equity [Line Items]
Ordinary shares, shares issued	4,500,000